Acquisition of businesses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Acquisition of businesses

11. Acquisition of businesses

Regent

On 1 July 2018, the Group completed the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (‘FIH’) to acquire the Regent Hotels and Resorts brand and associated management contracts (‘Regent’). The Group acquired 51% of the issued share capital of Regent Hospitality Worldwide, Inc (‘RHW’), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH.

Regent is a leading luxury hotel brand which adds to IHG’s brand portfolio at the top end of the luxury segment.

Put and call options exist over the remaining 49% shareholding in RHW which are exercisable in a phased manner from 2026. As the decision-making powers related to the remaining shares are not substantive in driving RHW’s returns and FIH do not share in any costs associated with the future development of the Regent brand, it has been determined that the Group has a present ownership interest in the remaining shares. As such, RHW has been accounted for as 100% owned with no non-controlling interest recognised.

Regent contributed revenue of $10m and operating profit of $nil for the period between the date of acquisition and the balance sheet date. The results of Regent are included in the EMEAA and Greater China business segments.

If the acquisition had taken place at 1 January 2018, reported Group revenue would have been $9m higher, with no material difference to operating profit for the year ended 31 December 2018.

Consideration transferred

The following table summarises the acquisition date fair value of each major class of consideration transferred.

$m
Cash paid on acquisition	13
Deferred consideration[a]	22
Contingent consideration[b]	53

Total purchase consideration	88

[a]	Comprises the present value of $13m payable in 2021 and $13m payable in 2024.
[b]

Comprises the present value of the expected amounts payable on exercise of the put and call options, assuming $39m is paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. The amount payable on exercise of the options is based on the annual trailing revenue of RHW, with a floor applied. The range of possible outcomes is $81m to $261m (undiscounted). The final put and call options are exercisable in 2033. The value of the contingent consideration is subject to periodic re-assessment as interest rates and RHW revenue expectations change.

Identifiable assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Regent at the date of acquisition were as follows:

$m
Identifiable intangible assets:
Brands	57
Management contracts	6
Property, plant and equipment	1
Deferred tax liability	(11)

Net identifiable assets acquired	53
Goodwill	35

Total purchase consideration	88

The goodwill is mainly attributable to the global growth opportunities identified for the acquired business. Goodwill is not expected to be deductible for income tax purposes. No contingent liabilities were recognised as a result of the acquisition.

If new information obtained within one year of the date of acquisition about the facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, then the accounting for the acquisition will be revised.

UK portfolio

On 25 July 2018, the Group completed a deal to operate nine hotels under long-term leases from Covivio (formerly Foncière des Régions), which operated under the Principal and De Vere Hotels brands. An additional leased hotel was added to the portfolio on 13 November 2018, bringing the total to ten (‘UK portfolio’) at 31 December 2018. Two further leased hotels were added on 14 February 2019.

The deal establishes IHG as the leading luxury hotel operator in the UK. Over the next one to two years, the hotels will be rebranded to other brands in IHG’s luxury and upscale portfolio.

The hotels contributed revenue of $75m and an operating loss of $1m for the period between the date of acquisition and the balance sheet date. The results are included in the EMEAA business segment.

If the acquisition had taken place at 1 January 2018, reported Group revenue would have been $90m higher, with no material difference to operating profit for the year ended 31 December 2018.

Consideration transferred

The following table summarises the acquisition date fair value of each major class of consideration transferred.

$m
Cash paid on acquisition	9
Working capital settlement due[a]	(3)
Contingent consideration[b]	56

Total purchase consideration	62

[a]	Subject to final agreement and receivable in early 2019.
[b]

Comprises the present value of the above-market element of the expected lease payments over the 25 year lives of the hotel lease agreements. The undiscounted amount is $217m. The value of the contingent consideration has been assessed with the assistance of professional third party advisors and is subject to periodic re-assessment as interest rates and expected lease payments change. The above market assessment has been determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a lease by lease basis. There is no floor to the amount payable and no maximum amount.

Identifiable assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of the UK portfolio at the date of acquisition were as follows:

$m
Identifiable intangible assets: Brands	1
Property, plant and equipment	25
Inventories	1
Trade and other receivables	11
Cash and cash equivalents	2
Trade and other payables	(18)
Deferred revenue	(8)
Stamp duty liability[a]	(14)
Deferred tax asset	14

Net identifiable assets acquired	14
Goodwill	48

Total purchase consideration	62

[a]	The stamp duty liability was settled post-acquisition.

The goodwill is attributable to the trading potential of the acquired hotel operations and growth opportunities. Goodwill is not expected to be deductible for income tax purposes.

Included in trade and other receivables are trade receivables with a gross contractual value of $5m, which are expected to be collectable in full. The fair value of trade receivables approximates the book value of $5m.

No contingent liabilities were recognised as a result of the acquisition.

If new information obtained within one year of the date of acquisition about the facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, then the accounting for the acquisition will be revised.

Cash flows relating to acquisitions

$m
Regent
Cash paid on acquisition	13

UK portfolio
Cash paid on acquisition	9
Contingent consideration paid	4
Settlement of stamp duty liability	14
Less: cash and cash equivalents acquired	(2)

25

Net cash outflow arising on acquisitions	38